DERIVATIVES AND HEDGING (Tables)	6 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair values of derivative instruments

		June 30,	December 31,
	Balance sheet line item	2024	2023
		(Unaudited)
Derivatives designated as hedging instruments:
Foreign exchange contracts	Prepaid expenses and other current assets	$2,657	$9,806
		2,657	9,806
Derivatives not designated as hedging instruments:
		-	-
Total		$2,657	$9,806

Schedule of income and other comprehensive income
	Loss Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		Realized Gain (Loss) on Derivative Reclassified from Accumulated Other Comprehensive Income (*)		Amount Excluded from Effectiveness Testing Recognized in Income (Loss)(**)
	Six months ended June 30		Six months ended June 30		Six months ended June 30
	2024	2023	2024	2023	2024	2023
	(Unaudited)
Derivatives designated as hedging instruments:
Foreign exchange contracts	$5,480	$4,293	$1,667	$(5,392)	$-	$-
	5,480	4,293	1,667	(5,392)	-	-
Derivatives not designated as hedging instruments:
Foreign exchange contracts	-	-	-	-	-	-
Total	$5,480	$4,293	$1,667	$(5,392)	$-	$-

(*) Classified in operating expenses in the Condensed Consolidated Statement of Operations.

(**) Includes derivatives not designated as accounting hedge. Classified in financial expense (income), net in the Condensed Consolidated Statement of Operations.

Schedule of notional amounts of outstanding derivative
	June 30, 2024	December 31, 2023
	(Unaudited)
Derivatives designated as hedging instruments:
Foreign exchange contracts:
NIS	$135,674	$157,430
Total	$135,674	$157,430